UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10339______

BlackRock Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Municipal Income Trust (BFK)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—154.3%
			Alabama—3.9%
AAA	$ 1,865		Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. Wtr. RB, Ser. A, 4.50%, 1/01/35,
			FSA	01/16 @ 100	$1,850,285
A2	15,000		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. B, 5.75%,
			6/01/32	06/12 @ 101	16,078,650
			Spl. Care Facs. Fing. Auth. Birmingham, Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
AA+	4,545		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	4,708,438
AA+	3,260		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	3,368,395
					26,005,768
			Arizona—1.1%
A3	7,000	[3]	Scottsdale Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Scottsdale Hlth. Care Proj.,
			5.80%, 12/01/11	N/A	7,654,570
			California—15.4%
A+	7,000		California GO, 5.00%, 6/01/34	12/14 @ 100	7,289,450
NR	3,175		City of Lincoln, Pub. Impvts. ST, 6.00%, 9/01/34	09/13 @ 102	3,286,665
			Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
BBB-	3,385		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	347,538
BB	17,855		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	839,721
NR	22,825		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	757,105
			Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
BBB	54,635		Zero Coupon, 1/15/32	01/10 @ 27.37	12,922,270
BBB	20,535		Zero Coupon, 1/15/34	01/10 @ 24.228	4,299,618
BBB	75,000		Zero Coupon, 1/15/38	01/10 @ 19.014	12,302,250
			Golden St. Tobacco Sec. Corp.,
BBB	10,000		Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,345,100
A	5,000		Tobacco Settlement Funded RB, Ser. A, 5.00%, 6/01/45	06/15 @ 100	5,161,300
AAA	13,320		Los Angeles Regl. Arpts. Impvt. Corp., Lease Facs. RB, LAXfuel Corp., Los Angeles Intl.
			Arpt. Proj., 5.50%, 1/01/32, AMBAC, AMT	01/12 @ 100	13,895,157
NR	5,000		Murrieta Cmnty. Facs. Dist. No. 2, Econ. Impvts. ST, The Oaks Impvt. Area A Proj.,
			6.00%, 9/01/34	09/14 @ 100	5,334,850
A+	5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Mem. Hlth. Svcs. Proj.,
			Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,271,800
			Univ. of California, Univ. & Coll. Impvts. RB,
AA-	10,565		Ser. B, 4.75%, 5/15/38	05/13 @ 101	10,753,163
AAA	5,000		Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,117,200
AAA	4,015		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO,
			Election 2004, 4.75%, 8/01/30, FSA	08/16 @ 100	4,126,296
					103,049,483
			Colorado—1.3%
AAA	2,545		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,664,589
BBB	3,500		Denver Hlth. & Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 6.00%,
			12/01/31	12/11 @ 100	3,719,135
Baa2	2,530		Park Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15 @ 101	2,672,743
					9,056,467
			District of Columbia—6.4%
			District of Columbia,
A	2,390		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,506,847
AAA	15,600		Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,954,952
AAA	51,185		Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	9,132,428
BBB	25,535		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11 @ 101	28,161,530
					42,755,757
			Florida—12.1%
NR	3,945		Bellalago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,102,011
AAA	10,830		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	11,033,712
NR	1,975		Heritage Isle at Viera Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,064,626
A+	9,670	[3]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth.
			Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	10,651,215

BlackRock Municipal Income Trust (BFK) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Florida—(cont'd)
			JEA,
AAA	$ 11,035		Elec., Pwr. & Lt. Impvts. RB., Ser. 3A, 4.75%, 10/01/34, FSA	04/10 @ 100	$11,115,556
AAA	3,070		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	3,118,506
AAA	2,900		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,940,310
BB+	9,000		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%,
			12/15/25, AMT	03/07 @ 100	9,094,320
BB+	11,685		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
			Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,231,276
NR	3,925		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,259,253
NR	9,110		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	05/13 @ 100	9,269,789
					80,880,574
			Georgia—0.6%
BBB	4,000		Richmond Cnty. Dev. Auth., Rec. Recovery RB, Intl. Paper Co. Proj., Ser. A, 6.00%,
			2/01/25, AMT	02/12 @ 101	4,259,200
			Idaho—2.7%
AAA	16,970		Univ. of Idaho, Univ. & Coll. Impvts. RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41,
			FGIC	04/11 @ 100	17,853,967
			Illinois—14.4%
NR	4,630	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,762,603
AAA	7,645		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	8,005,385
			Edl. Facs. Auth., Univ. & Coll. Impvts RB,
AA+	760		Ser. A, 5.25%, 7/01/41	07/11 @ 101	796,396
AAA	10,000	[3]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/12	N/A	11,237,500
BBB	7,000		Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,040,740
			Fin. Auth.,
A+	7,145	[3]	Cash Flow Mgt., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Sunbelt Oblig.
			Proj., 5.65%, 11/15/09	N/A	7,567,198
BB+	1,685		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%,
			2/15/37	02/15 @ 100	1,732,635
AA+	3,700		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%,
			8/15/43	08/14 @ 100	4,007,988
BBB	4,235		Univ. & Coll. Impvts. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	4,339,816
BBB	3,395		Univ. & Coll. Impvts. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	3,468,366
Baa2	2,100		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,152,059
Baa3	1,675		Univ. & Coll. Impvts. RB, Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%,
			6/01/35	06/14 @ 100	1,716,138
			Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj.,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,288,900
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,350,160
AAA	40,000		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion
			Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	11,446,000
AAA	10,090		Mun. Elec. Agcy. Pwr. Sply., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	9,963,371
			Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B,
AAA	7,120		Zero Coupon, 1/01/33, FGIC	No Opt. Call	2,196,307
AAA	14,085		Zero Coupon, 1/01/34, FGIC	No Opt. Call	4,141,131
					96,212,693
			Indiana—7.0%
A-	9,000		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Methodist Hosp., Inc. Proj.,
			5.50%, 9/15/31	09/11 @ 100	9,017,550
AAA	7,750		Mun. Pwr. Agcy. Pwr. Sply. Sys., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32,
			AMBAC	01/16 @ 100	7,692,340
			Petersburg, Rec. Recovery Impvts. RB, Indianapolis Pwr. & Lt. Conv. Proj.,
BBB+	10,000		5.90%, 12/01/24, AMT	08/11 @ 102	10,564,500
BBB+	16,000		5.95%, 12/01/29, AMT	08/11 @ 102	17,032,160

BlackRock Municipal Income Trust (BFK) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Indiana—(cont'd)
NR	$ 2,390		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	$2,407,877
					46,714,427
			Kentucky—0.6%
AAA	4,140		Hsg. Corp., St. Hsg. RB, Ser. F, 5.45%, 1/01/32, AMT	07/11 @ 100	4,253,726
			Louisiana—2.0%
A	9,215		Local Gov't. Env. Facs. & Cmnty. Dev. Auth., Pub. Impvts. Misc. RB, Cap. Projs. & Equip.
			Acquisition Proj., 6.55%, 9/01/25, ACA	No Opt. Call	10,309,926
Aaa	3,260		St. Tammany Parish Fin. Auth., Sngl. Fam. Hsg. RB, Home Ownership Prog., Ser. A,
			5.25%, 12/01/39	12/16 @ 103	3,421,370
					13,731,296
			Maryland—0.7%
A3	4,205		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth.,
			Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	4,462,977
			Massachusetts—1.1%
AA	6,770		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	7,093,335
			Michigan—0.7%
A1	4,230		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A,
			5.25%, 11/15/46	11/16 @ 100	4,439,681
			Mississippi—3.8%
BBB+	6,460		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%,
			12/01/28	12/16 @ 100	6,422,467
A	18,680		Gulfport, Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hosp. at Gulfport Proj., Ser. A,
			5.75%, 7/01/31	07/11 @ 100	19,168,669
					25,591,136
			Missouri—0.1%
AAA	695		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%,
			1/01/36, MBIA	01/16 @ 100	698,510
			Multi-State—6.9%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,045,760
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,417,450
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	18,185,280
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,973,265
A3	8,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,425,680
					46,047,435
			Nebraska—1.1%
AA	6,990		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	7,073,041
			Nevada—2.5%
			Cnty. of Clark,
AAA	5,000		Port, Arpt. & Marina RB, Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	5,198,250
A+	5,260		Private Schs. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	5,445,415
AAA	6,000		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	6,152,400
					16,796,065
			New Hampshire—1.2%
Aaa	4,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	4,063,440
A+	3,500		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp. Proj., 5.75%,
			10/01/31	10/11 @ 101	3,715,075
					7,778,515
			New Jersey—8.9%
			Econ. Dev. Auth.,
BBB	18,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	19,879,730
B	15,410		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	16,735,260
Baa3	8,000		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,747,200
NR	3,680		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates
			LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,799,968

BlackRock Municipal Income Trust (BFK) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			New Jersey—(cont'd)
BBB	$ 10,000		Tobacco Settlement Fing. Corp., Tobacco Settlement RB, Ser. 1A, 4.50%, 6/01/23	06/17 @ 100	$9,806,700
					59,968,858
			New York—14.1%
NR	1,820		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter
			Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,788,951
AAA	5,375		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,579,626
A	4,200		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 5.00%, 2/15/47	02/17 @ 100	4,383,246
AA-	36,725		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%,
			10/01/35	No Opt. Call	42,042,046
AAA	7,115		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,391,418
			New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines/JFK Intl. Arpt. Proj.,
B	22,140		7.75%, 8/01/31, AMT	08/16 @ 101	27,154,267
B	5,000		8.00%, 8/01/28, AMT	08/16 @ 101	6,243,250
					94,582,804
			North Carolina—3.7%
AA+	12,550		Cap. Facs. Fin. Agcy., Coll. & Univ. RB, Duke Univ. Proj., Ser. B, 4.25%, 7/01/42	10/16 @ 100	11,781,313
NR5	12,130		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	12,968,183
					24,749,496
			Ohio—6.4%
			Air Qual. Dev. Auth.,
BBB	14,500		Indl. RB, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	14,889,470
AAA	23,820		Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	24,254,953
NR	3,760		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ohio Facs. Proj., Ser. A,
			6.25%, 12/01/36	12/14 @ 101	3,967,251
					43,111,674
			Oklahoma—1.3%
B	7,175		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	8,555,685
			Pennsylvania—4.2%
			Econ. Dev. Fing. Auth.,
BB-	15,580		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	17,177,262
A3	6,500		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	6,940,635
BBB+	4,000		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,199,960
					28,317,857
			Puerto Rico—1.6%
BBB	10,605		Comnwlth., Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	11,065,893
			South Carolina—5.8%
			Jobs Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
BBB+	9,000	[3]	6.875%, 8/01/13	N/A	10,534,983
BBB+	5,075		Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,652,281
			Lexington Cnty., Hlth., Hosp. & Nursing Home RB, Lexington Med. Ctr. Proj.,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,273,050
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,750,000
AAA	6,345		Scago Edl. Facs Corp. Colleton Sch. Dist., Lease RB, Chesterfield Cnty. Sch. Proj., 5.00%,
			12/01/29	12/16 @ 100	6,604,701
					38,815,015
			Tennessee—2.2%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Convenant
			Hlth. Proj., Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	10,805,052

BlackRock Municipal Income Trust (BFK) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Tennessee—(cont'd)
AA+	$ 3,475		Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd., Hlth., Hosp. & Nursing Home RB, St. Jude’s
			Children’s Hosp. Proj., 5.00%, 7/01/25	07/16 @ 100	$3,647,881
					14,452,933
			Texas—12.1%
NR	4,435	[6,7]	Affordable Hsg. Corp., Multi-Fam. Hsg. RB, Amer. Oppty. Hsg. Portfolio Proj., Ser. B,
			8.00%, 3/01/32	No Opt. Call	665,161
AAA	3,805		Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,916,563
			Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,506,439
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	5,274,411
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	1,212,000
			Lower Colorado River Auth., Misc. RB,
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,332
AAA	2,395		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	2,483,687
AAA	13,305		Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	05/11 @ 100	13,427,406
AAA	1,700		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
			4.75%, 3/01/30, MBIA	03/14 @ 100	1,722,389
AAA	5,060		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	5,172,231
			Tpke. Auth., Hwy. Impvts. Tolls RB,
AAA	35,000		Central Sys. Proj., Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	8,364,650
AAA	62,325		Central Sys. Proj., Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	14,002,558
AAA	65,040		Central Sys. Proj., Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	13,763,114
AAA	8,390		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	8,674,589
					81,190,530
			Virginia—0.3%
AAA	8,105		Comnwlth. Transp. Brd., Hwy. Impvts. RB, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,243,221
			Washington—1.9%
AAA	3,615		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	3,797,919
AAA	8,845		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs.
			Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	8,755,842
					12,553,761
			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj.,
			Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,169,484
			Wisconsin—5.9%
A-	7,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Aurora Hlth. Care
			Proj., 6.40%, 4/15/33	04/13 @ 100	8,312,250
			Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
AA-	12,545	[3]	Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/11	N/A	13,448,240
AA-	1,205		Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/30	10/11 @ 101	1,275,673
A-	15,000	[3]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	16,432,050
					39,468,213
			Total Long-Term Investments (cost $966,398,581)		1,033,654,047
			SHORT-TERM INVESTMENTS—1.0%
			Florida—0.3%
A-1+	2,000	[8]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Med. Ctr. Proj.,
			3.68%, 2/01/07, FRDD	N/A	2,000,000
			Massachusetts—0.3%
A-1+	2,400	[8]	Hlth. & Edl. Fac. Auth., Coll. & Univ. RB, Harvard Univ. Proj., Ser. BB, 3.59%, 2/01/07,
			FRWD	N/A	2,400,000

BlackRock Municipal Income Trust (BFK) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Pennsylvania—0.4%
			Higher Ed. Asst. Agcy., Student Loans RB,
A-1+	$ 1,700	[8]	Ser. A, 3.536%, 2/07/07, FRWD	N/A	$1,700,000
A-1+	800	[8]	Ser. C, 3.53%, 2/07/07, AMBAC, AMT, FRWD	N/A	800,000
					2,500,000
			Texas—0.0%
A-1+	50	[8]	Wtr. Dev. Board, Wtr. RB, 3.77%, 2/01/07, FRDD	N/A	50,000
			Total Short-Term Investments (cost $6,950,000)		6,950,000
			Total Investments —155.3% (cost $973,348,5819)		$1,040,604,047
			Other assets in excess of liabilities —0.7%		4,797,873
			Preferred shares at redemption value, including dividends payable —(56.0)%		(375,259,269)
			Net Assets Applicable to Common Shareholders—100%		$670,142,651

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 7.6% of its net assets, with a current market value of $50,810,038, in securities restricted as to resale.

5	Security is deemed to be of investment grade quality by the investment adviser.
6	Issuer is in default and/or bankruptcy.
7	Illiquid security. As of January 31, 2007, the Trust held 0.1% of its net assets, with a current market value of $665,161, in these securities.
8

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2007.

9

Cost for federal income tax purposes is $973,407,317. The net unrealized appreciation on a tax basis is $67,196,730, consisting of $72,295,175 gross unrealized appreciation and $5,098,445 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FRDD	— Floating Rate Daily Demand	ST	— Special Tax
FRWD	— Floating Rate Weekly Demand	TA	— Tax Allocation
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

3

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

4